Organization and Principal Activities	6 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Trident Digital Tech Holdings Ltd (the “Company”) and its subsidiaries (collectively referred to as the “Group”) are principally engaged in the provision of business consulting service and IT customization solutions in the Republic of Singapore (the “Singapore”).

The Company was incorporated under the law of Cayman Islands as an exempted company with limited liability on June 12, 2023.

Quality Zone Technologies Pte. Ltd. (“QZT”), was incorporated on December 3, 2014 in Singapore. It is engaged in providing branding & marketing consulting service, IT customization development service and CRM product sale.

Trident Digital Tech Pte. Ltd. (“Trident”) was incorporated on May 10, 2022 in Singapore. It is mainly engaged in e-commerce service.

Trident Digital Tech (DRC) Africa Sas (“Trident DRC”) was incorporated on May 27, 2025 in Kinshasa, DRC. It is a simplified joint-stock company providing digital-identity solutions, biometric identification, secure data-management services and electronic verification systems. As of June 30, 2025, Trident DRC has no substantial operations.

Initial Public Offering

On September 11, 2024, the Group closed the initial public offering of 1,800,000 American Depositary Shares (“ADSs”) at a price to the public of US$5.00 per ADS, representing 14,400,000 Class B ordinary shares for a total offering size of US$9.0 million. The net proceeds raised from the initial public offering were approximately US$5.6 million. Trident’s ADSs began trading on the Nasdaq Capital Market on September 10, 2024, under the symbol “TDTH.”

Reorganization

In anticipation of an initial public offering (“IPO”) of its equity securities, the Company undertook a reorganization (the “Reorganization”), which involved in following steps:

On July 3, 2023, the Company acquired 100% of the equity interests in QZT from its original shareholder;

On July 4, 2023, QZT acquired 100% of the equity interests in Trident from its original shareholder;

Effective on July 4, 2023, the Company became the ultimate holding company of QZT and Trident, which were all controlled by the same shareholder before and after the Reorganization.

The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the Reorganization had become effective as of the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.